CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,248,438)	$ (3,622,184)	$ (5,075,659)	$ (12,119,633)	$ (17,607,980)	$ (20,856,419)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	218,646	168,473	797,454	118,179	927,712	599,257
Amortization of debt discount	388,682	571,184	611,007		611,007	1,644,251
Amortization of deferred financing costs	46,579					46,579
Amortization of vested restricted stock and options			3,228,957	5,446	3,234,425
Change in fair value of derivative liability	(7,626,121)	(2,141,178)	(1,668,082)	10,284,733	8,616,651	990,531
Loss on modification of warrants	1,027,371					1,027,371
Loss on settlement of notes payable	5,459,582					5,459,582
Stock based compensation	1,893,469	3,540,573				4,929,996
Accounts receivable	27,268	7,532	8,032	(51,900)	(43,868)	(16,600)
Prepaid expenses and other current assets	(104,973)	10,555	31,754	(23,987)	(3,052)	(108,025)
Accounts payable	187,692	216,017	16,785	52,499	84,947	708,489
Accounts payable-affiliate		(162,005)	(254,838)	149,423	21,958	21,958
Accrued liabilities	(129,697)	29,859	93,133	41,182	190,094	79,878
Deferred revenue	(10,000)	13,004	(14,174)	17,211	10,000
Net cash used in operating activities	(1,869,940)	(1,368,170)	(2,225,631)	(1,526,847)	(3,958,106)	(5,473,152)
CASH FLOWS FROM INVESTING ACTIVITIES
Software development costs	(166,273)	(216,317)	(331,689)	(490,218)	(1,174,424)	(1,340,697)
Purchases of fixed assets				(19,416)	(23,781)	(23,781)
Net cash used in investing activities	(166,273)	(216,317)	(331,689)	(509,634)	(1,198,205)	(1,364,478)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	2,600,000	300,000	1,460,958		1,460,958	7,030,172
Proceeds from notes payable, affiliate		357,707
Contributed capital received		7,154		150	1,170
Fees paid to third party in connection with issuance of notes payable	(62,500)					(62,500)
Proceeds from sale of preferred stock		200,000				200,000
Proceeds from sale of common stock		400,022				390,043
Purchase of common stock			388,873		388,873
Purchase of preferred stock			200,000		200,000
Conversion of NP affiliate to equity				100,000	200,000
Conversion of AP to equity			354,894	2,194,213	3,124,108
Net cash provided by financing activities	2,537,500	1,264,883	2,404,725	2,294,363	5,375,109	7,557,715
Net increase (decrease) in cash and cash equivalents	501,287	(319,604)	(152,595)	257,882	218,798	720,085
Cash and cash equivalents at beginning of period	218,798	371,393	371,393	113,511
Cash and cash equivalents at end of period	720,085	51,789	218,798	371,393	218,798	720,085
SUPPLEMENTAL INFORMATION:
Cash paid for interest	63,510		0		0	63,510
Cash paid for income taxes
Non-cash investing and financing activities:
Conversion of notes payable and accounts payable -former affiliate to common stock	532,892		200,000	200,000	421,958	954,850
Acquisition of technology in exchange for issuance of stock	150,000					150,000
Former affiliate payable converted to note payable		344,993	545,958	0	545,958	545,958
Conversion of notes payable to common and preferred stock	515,000		0	2,769,214	2,769,214	3,284,214
Conversion of accrued interest on notes payable to common stock	59,579					59,579
Fair value of warrants issued in connection with preferred, common stock and notes payable		4,766,716	4,766,716	11,122,733	15,889,449	15,889,449
Fair value of conversion option issued in connection with notes payable				787,192	787,192	787,192
Fair value of warrants issued in settlement of accounts payable				45,206	45,206	45,206
Reclassification of derivative liability to equity	6,384,814					6,384,814
Reclassification of warrants as derivative liability	2,013,972					2,013,972
Issuance of stockholder subscription receivable		$ (120,000)